SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Mar. 10, 2026 USD ($)	Feb. 05, 2026 USD ($) shares	Feb. 03, 2026 AUD ($) shares	Feb. 28, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares	Feb. 03, 2026 CAD ($)	Jun. 10, 2020 USD ($)
Statement [Line Items]
Warrant exercised					20,291,020	20,291,020
Proceeds from warrant exercised | $						$ 4,319,000,000,000
Common share issued from exercise of stock options					6,410,000	6,410,000
Proceeds from stock options | $					$ 2,250,900
DSUs [Member]
Statement [Line Items]
Exercisable period					18 months	18 months
Granted deferred stock					90,000	90,000
RSUs [Member]
Statement [Line Items]
Share issued for settlement					1,965,050	1,965,050
Granted RSU					1,262,500	1,262,500
PSUs [Member]
Statement [Line Items]
Share issued for settlement					1,000,000	1,000,000
Granted Performance Share Units					1,050,000	1,050,000
Stock options
Statement [Line Items]
Weighted average exercise price | $ / shares					$ 0.58
Granted stock options					7,180,000	7,180,000
First Mining [Member]
Statement [Line Items]
Cash | $								$ 7,500,000
Subsequent Event [Member] | RSUs [Member]
Statement [Line Items]
Common shares issued during period				965,952
Aggregate settlement value | $				$ 103,000
Subsequent Event [Member] | Bellavista [Member]
Statement [Line Items]
Ownership holds in shares			60,000,000
Shares valued | $			$ 45.0
Performance rights | $			$ 37.5
Ownership increased			80.00%
Subsequent Event [Member] | First Mining [Member]
Statement [Line Items]
Ownership interest description			First Mining following the closing of the transaction. If exercised, First Mining’s ownership interest in PC Gold would be reduced from 30% to 20%
Cash | $							$ 3,000,000
Amount for patent acquired in cash | $		$ 3
Shares for patent acquired		6
Net smelter return		3.00%
Re acquired net smelter return royalty		0.50%
Amount received from sale of project | $	$ 5,000,000
Future cash payment	future cash payment of at least C$2,000,000, and 80,000,000 common shares of Seva representing approximately 47.85% of the common shares outstanding